Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Amortization of Intangible Assets	$ 48,311	$ 52,581	$ 56,495
Future amortization expense, 2021	48,139
Future amortization expense, 2022	47,898
Future amortization expense, 2023	47,898
Future amortization expense, 2024	47,898
Future amortization expense, 2025	47,898
Future amortization expense, Thereafter	142,237
Aerospace Structures [Member]
Goodwill [Line Items]
Goodwill impaired accumulated impairment loss	1,166,773	1,246,454
Systems & Support [Member]
Goodwill [Line Items]
Goodwill impaired accumulated impairment loss	66,121	0
Gross goodwill	$ 579,649	$ 583,225